Consolidated Statements Of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements Of Income [Abstract]
Service revenues and sales	$ 1,666,724	$ 1,576,881	$ 1,543,388
Cost of services provided and goods sold (excluding depreciation)	1,150,532	1,115,431	1,087,610
Selling, general and administrative expenses	276,652	243,572	237,821
Depreciation	35,488	34,279	32,369
Amortization	137	359	1,130
Other operating expenses (Note 21)	90,880	4,491
Total costs and expenses	1,553,689	1,398,132	1,358,930
Income from operations	113,035	178,749	184,458
Interest expense	(4,272)	(3,715)	(3,645)
Other income/(expense) - net (Note 10)	8,154	2,020	(687)
Income before income taxes	116,917	177,054	180,126
Income taxes (Note 11)	(18,740)	(68,311)	(69,852)
Net income	$ 98,177	$ 108,743	$ 110,274
Earnings Per Share (Note 15)
Net income	$ 6.11	$ 6.64	$ 6.54
Average number of shares outstanding	16,057	16,383	16,870
Diluted Earnings Per Share (Note 15)
Net income	$ 5.86	$ 6.48	$ 6.33
Average number of shares outstanding	16,742	16,789	17,422